DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 30, 2023	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Proceeds of sale to repayments		$ 11,000,000
Proceeds from senior secured debt		10,100,000
Amount of repayment penalty		$ 905,000
Biosynth [Member]
Disclosure of classes of share capital [line items]
Cash Proceeds from discontinued operations	$ 30,000,000